RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	Daqo Group and the Group are controlled by same group of shareholders.
Zhenjiang Daqo Solar Co. Ltd(“Zhenjiang Daqo)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo	An affiliated company which was 100% held by the Group before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which is 100% held by Daqo Group, and was consolidated by the Company as VIE on December 31, 2013
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Apparatus Co., Ltd. (“Intelligent Apparatus”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Software Co., Ltd. (“Intelligent Software”)	An affiliated company which is 100% held by Daqo Group
Daqo Investment Co., Ltd. (“Daqo Investment”)	An affiliated company which is 100% held by Daqo Group
Shanghai Sailfar Electric Technology Co., Ltd. (“Daqo Sailfar”)	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties mainly included the consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group and amount due from Zhenjiang Daqo for sales of wafer and polysilicon. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2013	2014
Amount due from related party
Zhenjiang Daqo	$6,898,980	$4,551,846
Daqo Group	6,465,561	5,110,085
Others	51,911	325,037

Total	$13,416,452	$9,986,968

Interest free loans due to related parties received primarily for working capital purposes from Daqo Solar and Xinjiang Daqo Investment, wholly-owned subsidiaries of Daqo Group. The balances are payable on demand and are as follows:

	December 31,
	2013	2014
Amount due to related party
Daqo Solar	$66,750,009	$54,275,617
Xinjiang Daqo investment	18,482,300	23,104,709
Daqo New Material	449,988	4,950,746
Chongqing Daqo Tailai	-	1,755,326
Nanjing Daqo Transformer	18,546	1,595,659
Daqo Group	461,796	1,339,128
Jiangsu Daqo	46,437	1,200,018
Nanjing Daqo	1,651,810	-
Nanjing Daqo Electric	33,697	742,747
Others*	643,207	734,201

Total	$88,537,790	$89,698,151

 *

The remaining balance of amount due to related party of $734,201 as of December 31, 2014 was comprised of Zhenjiang Moeller, Intelligent Apparatus, Intelligent Software, Daqo Investment, Daqo Sailfar and Zhenjiang Daqo in the amount of $310,395, $302,807, $54,461, $5,360, $34, and $61,144, respectively.

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2012	2013	2014
Daqo Group	Purchase-Fixed asset	7,849,533	—	486,948
	Proceeds from interest free loans	—	813,105	10,821,462
	Repayment of interest free loans	—	813,105	8,115,813
	Disposition of 100% equity interest of Nan Jing Daqo	9,888,742	—	—
Zhenjiang Daqo	Sales	2,799,428	13,471,866	9,554,320
Daqo Solar	Sales	—	—	9,595,680
	Prepayment received	13,497,973	—	—
	Proceeds from interest free loans	—	76,881,392	157,241,390
	Repayment of interest free loans	—	28,379,678	166,231,092
Nanjing Daqo	Sales	80,126	—	112
	Proceeds from interest free loans	—	—	973,898
	Repayment of interest free loans	—	—	2,921,693
	Related party interest bearing loan	1,584,820	—	—
	Interest charged	40,611	—	—
Xinjiang Daqo Investment	Prepayment received	2,354,620	—	—
	Proceeds from interest free loans	—	58,389,643	98,367,234
	Repayment of interest free loans	—	40,193,785	93,219,846
Daqo New Material	Proceeds from interest free loans	—	—	7,729,501
	Repayment of interest free loans	—	—	4,600,117
	Rental expense	—	—	1,071,287
Others subsidiaries under Daqo Group	Proceeds from interest free loans	—	—	636
	Purchase-Fixed asset**	202,556	157,742	6,714,476
	Purchase-Raw material	5,282	—	—
Total	Sales	$2,799,427	$13,471,866	$19,150,112
	Disposition of 100% equity interest in Nanjing Daqo	$9,888,742	$—	$—
	Purchase-Fixed asset	$8,052,089	$157,742	$7,201,424
	Purchase-Raw material	$5,282	$—	$—
	Rental expense	$—	$—	$1,071,287
	Interest expense	$40,611	$—	$—
	Prepayment received*	$15,852,593	$—	$—
	Proceeds from interest free loans	$1,584,820	$136,084,140	$275,134,122
	Repayment of interest free loans	$—	$69,386,568	$275,088,560

*	Prepayment has been considered a related party loan given there has been no deliveries since the prepayment was provided

**
The transactions of $6,714,476 in 2014 were comprised of the purchase of fixed assets from Nanjing Daqo Electric, Nanjing Daqo Transformer, Jiangsu Daqo, Chongqing Daqo Tailai and Intelligence Apparatus in the amount of $763,856, $1,913,941, $1,165,346, $2,724,790 and $146,543, respectively.